Derivative financial instruments - Notional amount (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Derivative instruments, notional amount	$ 500,000
IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Derivative instruments, notional amount	500,000
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Derivative financial instruments
Derivative instruments, notional amount	$ 940,000
Redemption after September 17, 2024 | IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption between November 29, 2023 - November 28, 2024 | IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Early redemption price as a percentage of notional amount	102.8125%
Redemption between November 29, 2024 - November 28, 2025 | IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Early redemption price as a percentage of notional amount	101.40625%
Redemption between November 29, 2024 - November 28, 2025 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	103.125%
Redemption after November 29, 2025 | IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption between November 29, 2025 - November 28, 2026 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	101.5625%
Redemption after November 29, 2026 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 1,954,500	$ 2,065,000
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	1,940,000	1,940,000
Foreign exchange swaps
Derivative financial instruments
Derivative instruments, notional amount	$ 14,500	$ 125,000